Note 24 - Supplemental Disclosure - Changes in Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
(Increase) decrease in amounts receivable	$ (6,520)	$ 46,437
(Increase) in inventory	(21,399)	(10,675)
(Increase) in prepaid expenses	(1,402)	(212)
Increase in trade creditors and accruals	15,058	12,777
Increase (decrease) in other taxes payable	1,492	(25,739)
Changes in working capital	$ (12,771)	$ 22,588